CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net income (loss)	$ 1,991,101	$ (639,557)	$ (4,553,777)	$ (1,400,098)
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Change in the fair value of derivatives	(2,344,233)	290,862	2,234,073	(1,179,556)
Derivative value considered financing costs				138,828
Gain on the settlement of vendor obligations				(35,534)
Loss on the extinguishment of debt	0	72,709		532,529
Amortization of debt discount	111,765	48,193	78,013	389,793
Amortization of intangible assets				101,032
Impairment of intangible assets				132,397
Warrants issued for financing costs				36,533
Issuance of preferred stock for services				590,129
Shares issued for financing costs			253,194	3,500
Shares issued for services			100	3,368
Changes in operating assets and liabilities
Gain on debt forgiveness				(15,500)
Prepaid expenses	0	(100,000)	(100,000)	666
Accounts payable and accrued interest	60,348	8,541	1,395,177	132,008
Shares to be issued			0	0
Deferred revenue	0	74,225	74,225	0
Accrued payroll officers	7,000	63,750	100,500	68,000
Net cash (used in) operating activities	(174,019)	(181,277)	(518,493)	(501,905)
Cash Flows From Financing Activities:
Proceeds from notes payable			0	25,000
Payoff of convertible note	0	(4,400)	(45,134)	(30,000)
Proceeds from the issuance of convertible notes	227,000	150,000	515,989	540,810
Net cash provided by financing activities	227,000	145,600	470,855	535,810
Net Increase (Decrease) In Cash	52,981	(35,677)	(47,638)	33,905
Cash At The Beginning Of The Period	4,458	52,096	52,096	18,191
Cash At The End Of The Period	$ 57,439	16,419	4,458	52,096
Supplemental disclosure of cash flow information:
Cash paid for interest			0	0
Cash paid for income taxes			0	0
Non-Cash Financing Activities
Common shares issued upon conversion of notes payable and accrued interest		$ 121,308	0	959,290
Common shares issued in settlement of accounts payable and accrued expenses				31,561
Common shares issued upon conversion of accrued payroll			0	40,654
Fair value of derivative created upon issuance of convertible debt recorded as debt discount			0	218,637
Capital contribution upon conversion of accrued payroll for officer/shareholder			$ 0	$ 12,046